Cash and cash equivalent	12 Months Ended
Dec. 31, 2022
Cash [Abstract]
Cash and cash equivalent

Note 4 — Cash and cash equivalent

	December 31, 2022	December 31, 2021
	U.S. dollars in thousands
Denominated in NIS	$229	$693
Denominated in USD	* 3,309	10,359
Denominated in EUR	1	4
Denominated in GBP	4	7
	$3,543	$11,063

(*)	Including short term bank deposit for a period of 1-2 months at an interest rate of 4.5%-6.0%.